Cash Dividends - Additional Information (Details)				2 Months Ended	9 Months Ended	12 Months Ended
	Aug. 24, 2018 CNY (¥)	Aug. 07, 2018 $ / shares	Jun. 01, 2017 $ / shares	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash dividend
Total amount of cash distributed in the dividend | ¥				¥ 65,698,571	¥ 65,698,571	¥ 946,611,803
Discontinued operation, disposal by sale | ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing
Cash dividend
Total amount of cash distributed in the dividend | ¥	¥ 946,600,000
Common share
Cash dividend
Special cash dividend declared per share (in dollars per share) | $ / shares		$ 3.00	$ 0.205
ADS
Cash dividend
Special cash dividend declared per share (in dollars per share) | $ / shares		$ 6.00	$ 0.41